Fixed Assets, Net	12 Months Ended
Dec. 31, 2011
Fixed Assets, Net
Fixed Assets, Net

4.    Fixed Assets, Net

        Vessels' cost, accumulated depreciation and changes thereto were as follows (in thousands):

	Vessel Cost	Accumulated Depreciation	Net Book Value
As of January 1, 2010	$1,862,018	$(288,259)	$1,573,759
Additions	778,839	(77,045)	701,794
Disposals	(11,721)	9,651	(2,070)

As of December 31, 2010	$2,629,136	$(355,653)	$2,273,483

Additions	1,074,646	(106,178)	968,468

As of December 31, 2011	$3,703,782	$(461,831)	$3,241,951

i.
On January 22, 2010, the Company sold the MSC Eagle, a container built in 1978 with 1,704 TEU for gross proceeds of $4.6 million (and net proceeds of $4.1 million), following its agreement in December 2009 to sell the vessel to an unrelated third party upon the termination of its time charter in January 2010. As security for the execution of the agreement, the Company had received an advance payment of 50% of the sale consideration in 2009. The Company realized a net gain on this sale of $1.9 million.

ii.
On March 12, 2010, the Company took delivery of a newbuilding 6,500 TEU vessel, the CMA CGM Musset, for a contract price of $91.5 million. The vessel is time chartered out for 12 years to one of the world's major liner companies.

iii.
On May 17, 2010, the Company took delivery of the newbuilding 6,500 TEU vessel, the CMA CGM Nerval, for a contract price of $91.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

iv.
On May 19, 2010, the Company took delivery of the newbuilding 6,500 TEU vessel, the YM Mandate, for a contract price of $99.0 million. The vessel has been deployed on an 18-year bareboat charter with one of the world's major liner companies.
v.
On May 27, 2010, the Company took delivery of the newbuilding 3,400 TEU vessel, the Hanjin Buenos Aires, for a contract price of $55.9 million. The vessel has been deployed on a 10-year time charter with one of the world's major liner companies.

vi.
On July 2, 2010, the Company took delivery of the newbuilding 6,500 TEU vessel, the CMA CGM Rabelais, for a contract price of $91.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

vii.
On July 6, 2010, the Company took delivery of the newbuilding 3,400 TEU vessel, the Hanjin Santos, for a contract price of $55.9 million. The vessel has been deployed on a 10-year time charter with one of the world's major liner companies.

viii.
On August 16, 2010, the Company took delivery of the newbuilding 6,500 TEU vessel, the CMA CGM Racine, for a contract price of $91.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

ix.
On August 18, 2010, the Company took delivery of the newbuilding 6,500 TEU vessel, the YM Maturity, for a contract price of $99.0 million. The vessel has been deployed on an 18-year bareboat charter with one of the world's major liner companies.

x.
On October 11, 2010, the Company took delivery of the newbuilding 3,400 TEU vessel, the Hanjin Versailles, for a contract price of $55.9 million. The vessel has been deployed on a 10-year time charter with one of the world's major liner companies.

xi.
On January 26, 2011, the Company took delivery of the newbuilding 3,400 TEU vessel, the Hanjin Algeciras, for a contract price of $55.9 million. The vessel has been deployed on a 10-year time charter with one of the world's major liner companies.

xii.
On March 10, 2011, the Company took delivery of the newbuilding 10,100 TEU vessel, the Hanjin Germany, for a contract price of $145.2 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

xiii.
On April 6, 2011, the Company took delivery of the newbuilding 10,100 TEU vessel, the Hanjin Italy, for a contract price of $145.2 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

xiv.
On April 15, 2011, the Company took delivery of the newbuilding 3,400 TEU vessel, the Hanjin Constantza, for a contract price of $55.9 million. The vessel has been deployed on a 10-year time charter with one of the world's major liner companies.

xv.
On May 4, 2011, the Company took delivery of the newbuilding 10,100 TEU vessel, the Hanjin Greece, for a contract price of $145.2 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

xvi.
On July 8, 2011, the Company took delivery of the newbuilding 8,530 TEU vessel, the CMA CGM Attila, for a contract price of $113.0 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

xvii.
On August 22, 2011, the Company took delivery of the newbuilding 8,530 TEU vessel, the CMA CGM Tancredi, for a contract price of $113.0 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.
xviii.
On October 26, 2011, the Company took delivery of the newbuilding 8,530 TEU vessel, the CMA CGM Bianca, for a contract price of $113.0 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

xix.
On December 15, 2011, the Company took delivery of the newbuilding 8,530 TEU vessel, the CMA CGM Samson, for a contract price of $113.0 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

        The residual value (estimated scrap value at the end of the vessels' useful lives) of the fleet was estimated at $361.5 million as of December 31, 2011 and $276.6 million as of December 31, 2010. The Company has calculated the residual value of the vessels taking into consideration the 10 year average and the 5 year average of the scrap. The Company has applied uniformly the scrap value of $300 per ton for all vessels. The Company believes that $300 per ton is a reasonable estimate of future scrap prices, taking into consideration the cyclicality of the nature of future demand for scrap steel. Although the Company believes that the assumptions used to determine the scrap rate are reasonable and appropriate, such assumptions are highly subjective, in part, because of the cyclical nature of future demand for scrap steel.

        The contract price of each newbuilding vessel, as discussed above, excludes any items capitalized during the construction period, such as interest expense and other predelivery expenses, which increase the total cost of each vessel recorded upon delivery under "Fixed Assets, net" in the Consolidated Balance Sheets.